Senior Subordinated Convertible Promissory Note (‘SSCPN’) (Details) - Schedule of SSCPN Payable Fair Value Option - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Senior Subordinated Convertible Promissory Note (‘SSCPN’) (Details) - Schedule of SSCPN Payable Fair Value Option [Line Items]
SSCPN payable		$ 31,795,988
SSCPN [Member]
Senior Subordinated Convertible Promissory Note (‘SSCPN’) (Details) - Schedule of SSCPN Payable Fair Value Option [Line Items]
SSCPN payable		17,422,132
Warrants issued against SSCPN [Member]
Senior Subordinated Convertible Promissory Note (‘SSCPN’) (Details) - Schedule of SSCPN Payable Fair Value Option [Line Items]
SSCPN payable		$ 14,373,856